STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 055 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 185,089,789	$ 173,400,066
Employee	242,253,748	222,237,692
Rollover	35,556,310	43,737,197
Total Contributions	462,899,847	439,374,955
Investment Gain
Investment gain from Eaton Savings Trust	950,707,975	1,540,701,810
Interest on notes receivable from participants	7,087,085	5,804,006
Total Investment Gain	957,795,060	1,546,505,816
Deductions from Net Assets Attributed to:
Benefits paid to participants	1,047,021,631	916,491,320
Administrative expense	826,940	731,609
Total Deductions	1,047,848,571	917,222,929
Net Increase	372,846,336	1,068,657,842
Net Transfers from other plans	27,276,605	1,956,731
Net Assets Available for Benefits:
Beginning of Year	8,394,581,291	7,323,966,718
End of Year	$ 8,794,704,232	$ 8,394,581,291